Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	VANGUARD STAR FUNDS
CIK	dei_EntityCentralIndexKey	0000736054
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Feb. 03, 2025
Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A